INCOME TAXES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2020	Dec. 31, 2018
INCOME TAX
U.S. statutory rate	35.00%			21.00%		21.00%	21.00%
Income tax provision (benefit)		$ 5	$ (28)	$ 9	$ (100)	$ (188)	$ 23
Effective tax rate		0.00%		0.00%
Unrecognized Tax Benefits		$ 65,400		$ 65,400		$ 42,894	$ 20,635		$ 11,647
Unrecognized tax benefits impact on effective tax rate		$ 2,600		$ 2,600
Net operating losses utilization suspended								$ 5,000
Research credit utilization suspended								$ 5,000